Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000000110 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BNY Mellon Intermediate Municipal Bond Fund, Inc.
Accumulated Value	$ 10,000		$ 10,122	$ 10,152	$ 10,740	$ 10,971	$ 11,530	$ 10,758	$ 10,833	$ 11,123	$ 11,351	$ 12,065
Bloomberg Municipal Bond 7 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond: 7 Year Index (6-8)
Accumulated Value	10,000		10,178	10,138	10,796	11,242	11,635	10,931	11,053	11,221	11,697	12,270
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index (broad-based index)
Accumulated Value	$ 10,000		$ 10,146	$ 10,259	$ 10,915	$ 11,350	$ 11,888	$ 11,080	$ 11,135	$ 11,432	$ 11,664	$ 12,442